UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.6%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
AEROSPACE & DEFENSE - 3.7%
   Moog, Cl A * ..................................       104,250   $  4,463,985
   Woodward Governor .............................        58,572      3,382,533
                                                                   ------------
                                                                      7,846,518
                                                                   ------------
APPAREL/TEXTILES - 2.8%
   Carter's * ....................................       101,950      2,158,281
   Wolverine World Wide ..........................       135,800      3,674,748
                                                                   ------------
                                                                      5,833,029
                                                                   ------------
BANKS - 6.1%
   Bank of the Ozarks ............................       157,672      4,454,234
   Prosperity Bancshares .........................       122,300      3,463,536
   Virginia Commerce Bancorp * ...................       212,245      3,096,655
   Wintrust Financial ............................        44,652      1,759,735
                                                                   ------------
                                                                     12,774,160
                                                                   ------------
BUSINESS SERVICES - 3.6%
   Rollins .......................................       158,400      3,769,920
   United Stationers * ...........................        59,800      3,811,652
                                                                   ------------
                                                                      7,581,572
                                                                   ------------
CHEMICALS - 1.6%
   Ferro .........................................       151,708      3,390,674
                                                                   ------------

COAL MINING - 1.3%
   Foundation Coal Holdings ......................        79,000      2,753,150
                                                                   ------------

COMMUNICATION TECHNOLOGY - 1.7%
   Black Box .....................................        90,800      3,654,700
                                                                   ------------

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
COMMUNICATIONS EQUIPMENT - 1.6%
   Comtech Telecommunications * ..................        77,150   $  3,353,711
                                                                   ------------

COMPUTER SOFTWARE - 3.7%
   Blackbaud .....................................       180,500      3,779,670
   Progress Software * ...........................       131,400      3,974,850
                                                                   ------------
                                                                      7,754,520
                                                                   ------------
COMPUTER TECHNOLOGY - 2.1%
   Intermec * ....................................       171,100      4,385,293
                                                                   ------------

CONSUMER PRODUCTS - 1.6%
   Inter Parfums .................................       155,541      3,407,903
                                                                   ------------

DRUG RETAIL - 1.7%
   Longs Drug Stores .............................        76,200      3,685,032
                                                                   ------------

ENERGY EQUIPMENT & SERVICES - 3.2%
   Atwood Oceanics * .............................        48,800      3,347,680
   NATCO Group, Cl A * ...........................        72,700      3,365,283
                                                                   ------------
                                                                      6,712,963
                                                                   ------------
ENTERTAINMENT - 1.5%
   WMS Industries * ..............................       118,600      3,094,274
                                                                   ------------

FOOD & BEVERAGE - 3.4%
   Hain Celestial Group * ........................       128,667      3,485,589
   J&J Snack Foods (A) ...........................       104,505      3,600,197
                                                                   ------------
                                                                      7,085,786
                                                                   ------------
GAS UTILITIES - 1.6%
   New Jersey Resources ..........................        70,200      3,299,400
                                                                   ------------

HEALTHCARE - 5.2%
   Healthways * ..................................        90,500      3,954,850
   Integra LifeSciences Holdings * ...............        74,450      3,696,442
   PolyMedica ....................................        83,500      3,372,565
                                                                   ------------
                                                                     11,023,857
                                                                   ------------

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
INDUSTRIAL - 6.0%
   Actuant, Cl A .................................        58,200   $  3,549,036
   Nordson .......................................        37,300      1,706,848
   Regal-Beloit ..................................        72,800      3,692,416
   Tennant .......................................        97,820      3,770,961
                                                                   ------------
                                                                     12,719,261
                                                                   ------------
INSURANCE - 4.9%
   Delphi Financial Group, Cl A ..................       117,350      4,713,949
   ProAssurance * ................................        63,900      3,155,382
   Security Capital Assurance ....................       105,800      2,452,444
                                                                   ------------
                                                                     10,321,775
                                                                   ------------
LEASING & RENTING - 1.6%
   Aaron Rents ...................................       144,100      3,331,592
                                                                   ------------

MATERIALS & PROCESSING - 3.4%
   Dynamic Materials .............................        93,058      3,914,950
   Schnitzer Steel Industries, Cl A ..............        59,700      3,235,143
                                                                   ------------
                                                                      7,150,093
                                                                   ------------

MEDICAL PRODUCTS & SERVICES - 7.6%
   Datascope .....................................       115,482      3,973,735
   Haemonetics * .................................        82,000      4,052,440
   InVentiv Health * .............................       111,600      3,959,568
   Owens & Minor .................................       103,117      3,964,849
                                                                   ------------
                                                                     15,950,592
                                                                   ------------
PRINTING & PUBLISHING - 2.1%
   Consolidated Graphics * .......................        68,350      4,504,949
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS - 3.5%
   Lexington Realty Trust ........................       167,500      3,160,725
   Pennsylvania Real Estate Investment Trust .....       106,100      4,131,534
                                                                   ------------
                                                                      7,292,259
                                                                   ------------
RESTAURANTS - 1.6%
   Sonic * .......................................       164,600      3,400,636
                                                                   ------------

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
RETAIL - 1.6%
   Hibbett Sports * ..............................       127,950   $  3,279,359
                                                                   ------------

SAVINGS & LOANS- 1.6%
   FirstFed Financial * ..........................        73,700      3,331,240
                                                                   ------------

SECURITIES BROKERAGE/DEALERS - 3.2%
   Investment Technology Group * .................        92,000      3,676,320
   Thomas Weisel Partners Group * ................       213,500      2,967,650
                                                                   ------------
                                                                      6,643,970
                                                                   ------------
SEMI CONDUCTORS - 8.7%
   ATMI * ........................................       138,450      4,012,281
   Microsemi * ...................................       156,968      3,658,924
   Netlogic Microsystems * .......................       135,000      4,114,800
   Semtech * .....................................       214,100      3,479,125
   Trident Microsystems * ........................       200,200      3,045,042
                                                                   ------------
                                                                     18,310,172
                                                                   ------------
TRANSPORTATION - 1.6%
   Old Dominion Freight Line * ...................       113,800      3,284,268
                                                                   ------------

TRAVEL SERVICES - 1.8%
   Ambassadors Group .............................        98,695      3,818,510
                                                                   ------------

   TOTAL COMMON STOCK
     (Cost $197,122,859) .........................                  200,975,218
                                                                   ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.7%
--------------------------------------------------------------------------------

   HighMark 100% U.S. Treasury Money Market
     Fund, Fiduciary Class, 4.350% (B) ...........     3,423,052      3,423,052
   HighMark U.S. Government Money Market Fund,
     Fiduciary Class, 4.930% (B) .................     8,532,845      8,532,845
                                                                   ------------

   TOTAL SHORT-TERM INVESTMENTS
     (Cost $11,955,897) ..........................                   11,955,897
                                                                   ------------

   TOTAL INVESTMENTS - 101.3%
     (Cost $209,078,756) + .......................                 $212,931,115
                                                                   ============

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $210,256,538.

*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY IS CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF JULY 31, 2007 WAS $3,600,197 OR 1.7% OF NET ASSETS.
(B)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
CL - CLASS

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $209,078,756, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,285,955 AND $(10,433,596), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMA-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.